Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Changes in Share Capital
The Company has authorized share capital of an unlimited number of common shares. The changes in share capital are as follows:

	Number of shares	Amount
Balance, December 31, 2020	97,245,223	$178,231
Shares issued for services(i)	380,000	398
Shares issued for RSUs and DSUs(ii)	359,813	1,039
Shares issued for exercise of options	170,639	1,207
Shares issued for equity raises, net of issuance cost ($4,003)	58,682,500	314,756
Shares issued on exercise of warrant liability	4,089,999	109,287
Shares issued for exercise of warrants	8,661,887	31,679
Balance, December 31, 2021	169,590,061	$636,597
Shares issued for equity raises, net of issuance cost ($3,197)	49,646,368	124,771
Shares issued for RSUs and DSUs(iii)	1,273,795	6,175
Shares issued under employee stock purchase plan	33,022	84
Shares issued for exercise of options	3,333	11
Shares issued on exercise of warrants	863	3
Balance, December 31, 2022	220,547,442	$767,641

(i)	Shares issued as payment of invoices to key service providers.
(ii)	Shares issued upon vesting of RSUs and DSUs, net of employment tax withholdings.
(iii)	Shares issued upon vesting of RSUs and DSUs.

Issuance of Equity Securities
For the year ended December 31, 2021, the Company has completed the following issuance of equity securities:

	Private Placement	Public Bought Deal	Public Offering
Closing date	January 13, 2021	June 15, 2021	September 17, 2021
Gross proceeds	$ 77.5 million	$ 115.0 million	$ 220.2 million US$172.5 million

Common shares issued	15,500,000	23,000,000	20,182,500
Fair value of the shares issued	$6.34	$4.93	$10.27 US$8.55

Broker warrants issued	930,000	144,000	70,200
Fair value of broker warrants issued	$4.22	$3.12	$8.30
			US$6.51
Broker warrants strike price	$6.25	$6.25	$13.36
			US$10.69
Broker warrants term	24 months	24 months	60 months

Warrant valuation assumptions
Valuation model	Black-Scholes	Black-Scholes	Black-Scholes
Expected life	2 years	2 years	5 years
Risk-free rate	0.16%	0.16%	1.13%
Volatility	136%	136%	120%
Dividend yield	0%	0%	0%

Commissions and fees incurred	$5,337	$7,336	$12,422
Commissions and fees unpaid – as at December 31, 2021	$nil	$nil	$nil

Changes in Warrants
The changes in warrants are as follows:

	Number of warrants	Weighted average exercise price
Balance, December, 2020	7,837,639	$2.56
Issued(i)	1,144,200	6.69
Expired(ii)	(147,418)	1.80
Exercised(iii)	(8,661,887)	3.05
Balance, December 31, 2021	172,534	$6.14
Issued	–	–
Expired(iv)	(17,204)	1.45
Exercised(v)	(863)	1.45
Balance, December 31, 2022	154,467	$6.69

(i)	The warrants issued comprise of 1,144,200 broker warrants related to the three equity issuances completed during the year ended December 31, 2021.
(ii)	The warrants expired comprised of 147,418 warrants with an exercise price of $1.80.
(iii)
The warrants exercised comprise of 5,305,838 warrants with an exercise price of $1.80, 2,222,222 warrants with an exercise price of $4.50, 929,010 warrants with an exercise price of $6.25, 144,094 warrants with an exercise price of $1.45, and 60,723 warrants with an exercise price of $13.36.

(iv)	The warrants expired comprise of 17,204 warrants with an exercise price of $1.45.
(v)	The warrants exercised comprise of 863 warrants with an exercise price of $1.45.

Warrants Issued and Outstanding

The warrants issued and outstanding as at December 31, 2022, are as follows:

	Strike price	Number	Weighted average remaining contractual life (month)	Expiry date
Public offering warrants	$13.36	9,477	45	9/17/2026
Bought deal warrants	$6.25	19,440	6	6/15/2023
Private placement warrants	$6.25	125,550	1	1/13/2023
		154,467	4.33

The warrants issued and outstanding as at December 31, 2021, are as follows:

	Strike price	Number	Weighted average remaining contractual life (month)	Expiry date
Public offering warrants	$13.36	9,477	57	9/17/2026
Bought deal warrants	$6.25	19,440	18	6/15/2023
Private placement warrants	$6.25	125,550	13	1/13/2023
Broker warrants	$1.45	18,067	6	6/25/2022
		172,534	15.25

Stock Options Activity
Stock option activity is as follows:

	Number of options	Weighted average exercise price
Balance, January 1, 2021	761,667	$4.38
Granted	60,000	6.57
Exercised (i)	(170,639)	4.23
Forfeiture	(104,361)	1.96
Balance, December 31, 2021	546,667	5.13
Granted	–	–
Exercised (ii)	(3,333)	1.80
Forfeiture	(63,334)	6.32
Options outstanding, December 31, 2022	480,000	$5.00
Options exercisable, December 31, 2022	480,000	$5.00

(i)	The options exercised comprise of 107,306 options with an exercise price of $5.00 and weighted average underlying common share price of $9.81 at the times of exercise, 3,333 options with an exercise price of $1.80 and underlying common share price of $8.65 at the time of exercise, and 60,000 options with an exercise price of $3.00 and underlying common share price of $4.64 at the time of exercise.
(ii)	The options exercised comprise of 3,333 options with an exercise price of $1.80 and underlying common share price of $7.23 at the time of exercise.

Stock Options Outstanding
During the year ended December 31, 2022, the fair value of the share price ranged between $1.10 and $10.32. As at December 31, 2022, the Company had the following stock options outstanding:

Exercise price – outstanding	Number of options outstanding	Number of options exercisable	Weighted average exercise price	Weighted average remaining life (months)

5.00	480,000	480,000	$5.00	18
	480,000	480,000	$5.00	18

During the year ended December 31, 2021, the fair value of the share price ranged between $3.89 and $19.80. As at December 31, 2021, the Company had the following stock options outstanding:

Exercise price – outstanding	Number of options outstanding	Number of options exercisable	Weighted average exercise price	Weighted average remaining life (months)

$1.80	6,667	–	$1.80	34
5.00	480,000	480,000	5.00	15
6.57	60,000	–	6.57	112
	546,667	480,000	$5.00	26

RSUs and DSUs Activity
The RSUs and DSUs activity is as follows:

	RSUs	DSUs
Balance, January 1, 2021	406,667	170,000
Granted	3,215,000	123,919
Issued	(610,833)	(42,500)
Forfeited	(58,334)	–
Balance, December 31, 2021	2,952,500	251,419
Granted	7,598,777	81,192
Issued	(1,197,499)	(76,296)
Forfeited	(752,000)	-
Balance, December 31, 2022	8,601,778	256,315